Earnings Per Share	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Earnings Per Share	Earnings Per Share
The computation of basic earnings (loss) per share (“EPS”) is based on the weighted average number of shares outstanding during the period. Dilutive impact of the assumed conversion of potentially dilutive instruments which are 405,000 share options outstanding as at June 30, 2026, is shown in the table below:

(in $ millions except share and per share data)	Three months ended June 30, 2026	Three months ended June 30, 2025	Six months ended June 30, 2026	Six months ended June 30, 2025
Basic earnings (loss) per share	0.52	0.02	0.63	(0.12)
Diluted earnings (loss) per share	0.52	0.02	0.63	(0.12)

Net income (loss) attributable to shareholders of Himalaya Shipping Ltd.	24.6	1.1	29.6	(5.3)

Issued common shares at the end of the period	47,145,000	46,550,000	47,145,000	46,550,000
Weighted average number of shares outstanding for the period, basic	47,008,297	46,550,000	46,849,475	45,393,370
Dilutive impact of share options	83,337	—	379,320	—
Weighted average number of shares outstanding for the period, diluted	47,091,634	46,550,000	47,228,795	45,393,370
Diluted earnings per share in the three months ended June 30, 2025 excludes the potential effect of conversion of 1,000,000 share options outstanding as the average share price for the three months ended June 30, 2025 was below the exercise price. Diluted loss per share in the six months ended June 30, 2025 excludes the potential effect of conversion of the 1,000,000 share options outstanding as of June 30, 2025 as the share options were anti-dilutive.